Other Receivables, Prepayments and Deposits (Details Narrative) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Receivables [Abstract]
Other receivables	$ 12,818	$ 27,727	$ 79,206